Other non-current assets	12 Months Ended
Dec. 31, 2017
Other Assets, Noncurrent Disclosure [Abstract]
Other non-current assets
Other non-current assets

(In millions of U.S. dollars)	December 31, 2017	December 31, 2016
Deferred tax effect of internal transfer of assets –long term portion	74.8	83.7
Other, including Equipment	0.1	1.3
Total other non-current assets	74.9	85.0